Capital and Reserves - Schedule of Share Purchase Warrants and Options Not Issued Under the Group’s Incentive Plan (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2016
Capital commitments [abstract]
Options issued, expiry date	Jun. 30, 2019